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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                            Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                 Pioneer Cash Reserves Fund
                 Schedule of Investments  3/31/2007

           Floating
Shares     Rate (b)                                                 Value
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0 %
                 Banks - 1.0 %
                 Thrifts & Mortgage Finance - 1.0 %
8,953,799   5.32 Federal Home Loan Mortgage, Corp., Multifamily VRD
                   Certificate,  1/15/42                         $8,953,799
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       $8,953,799
                 (Cost  $8,953,799)

                 CORPORATE BONDS - 35.0 %
                 Capital Goods - 3.1 %
                 Industrial Conglomerates - 3.1 %
18,000,000  5.45 General Electric Capital Corp., 10/17/07        $18,000,000
9,000,000   5.42 General Electric Capital Corp., 1/3/08           9,007,186
                                                                 $27,007,186
                 Total Capital Goods                             $27,007,186
                 Banks - 12.1 %
                 Diversified Banks - 12.1 %
7,000,000   5.30 Bank of Ireland, 1/18/08 (144A)                 $7,000,000
39,500,000  5.31 BNP Paribas, 3/26/08 (144A)                      39,500,117
10,000,000  5.33 Credit Agricole, 4/23/07 (144A)                  10,000,000
5,880,000   5.32 RaboBank Nederland, 3/14/08                      5,880,000
2,710,000   5.32 Royal Bank of Canada, 3/20/08                    2,710,000
6,520,000   5.37 Royal Bank of Scotland Plc, 4/11/08 (144A)       6,522,896
3,795,000   5.26 U.S. Bank NA, 2/8/08                             3,793,883
800,000          U.S. Bank, 6.5%, 2/1/08                           807,511
8,920,000   5.44 Wachovia Corp.,  7/20/07                         8,923,194
1,800,000   5.43 Wachovia Corp., 11/8/07                          1,801,070
6,000,000   5.28 Wells Fargo & Co., 4/18/07                       6,000,000
6,000,000   5.41 Wells Fargo & Co., 9/28/07                       6,003,149
5,825,000   5.30 Westpac Banking, 12/6/07                         5,825,000
                                                                 $104,766,820
                 Total Banks                                     $104,766,820
                 Diversified Financials - 17.1 %
                 Consumer Finance - 6.8 %
10,000,000  5.29 American Express, 03/20/08                      $10,000,000
7,000,000   5.42 American Express, 3/5/08                         7,000,000
14,000,000  5.40 HSBC Finance Corp., 5/10/07                      14,000,668
3,630,000   5.40 HSBC Finance Corp., 6/1/07                       3,630,443
24,600,000  5.33 SLM Corp., 1/18/08 (144A)                        24,600,750
                                                                 $59,231,861
                 Diversified Capital Markets - 0.3 %
2,595,000        Credit Suisse First Boston, 5.4%, 12/21/07      $2,594,588
                 Investment Banking & Brokerage - 5.6 %
10,000,000  5.49 Goldman Sachs Group, Inc., 7/2/07               $10,003,720
2,400,000   5.45 Goldman Sachs Group, Inc., 9/14/07 (144A)        2,401,339
3,800,000   5.48 Lehman Brothers Holdings, 4/20/07                3,800,266
8,000,000   5.30 Merrill Lynch & Co., Inc., 3/24/08               8,000,000
10,000,000  5.40 Merrill Lynch & Co., Inc., 4/3/08                10,000,000
4,500,000   5.49 Morgan Stanley, 1/18/08                          4,505,837
10,150,000  5.49 Morgan Stanley, 11/9/07                          10,159,458
                                                                 $48,870,620
                 Multi-Sector Holding - 1.0 %
8,630,000   5.29 Syenska Handelsbanken AB, 5.29% 3/13/07         $8,630,000
                 Diversified Financial Services - 2.4 %
3,600,000   5.32 Bank of America Corp., 5/15/07                  $3,599,986
12,500,000       Bank One Corp., 7.125%, 5/15/07                  12,523,250
1,000,000        Bank One Corp., 7.6%, 5/1/07                     1,001,434
3,700,000   5.45 GE Capital Corp., Extendable                     3,700,000
                                                                 $20,824,670
                 Specialized Finance - 1.0 %
650,000          CIT Group, Inc., 7.375%, 4/2/07                 $ 650,000
8,535,000   5.58 CIT Group, Inc., 5/18/07                         8,537,571
                                                                 $9,187,571
                 Total Diversified Financials                    $149,339,310
                 Insurance - 2.1 %
                 Life & Health Insurance - 2.1 %
8,000,000   5.42 Met Life Global Funding I, 2/28/08 (144A)       $8,001,479
9,760,000   5.34 Met Life, Inc., 11/9/07                          9,762,653
                                                                 $17,764,132
                 Total Insurance                                 $17,764,132
                 Technology Hardware & Equipment - 0.6 %
                 Computer Hardware - 0.6 %
5,000,000   5.33 IBM Corp., Extendable (144A)                    $5,000,000
                 Total Technology Hardware & Equipment           $5,000,000
                 TOTAL CORPORATE BONDS                           $303,877,448
                 (Cost  $303,877,448)

                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.8 %
                 Banks - 0.8 %
                 Thrifts & Mortgage Finance - 0.8 %
2,245,000        Federal National Mortgage Association, 5.3%, 1/8$2,245,000
4,470,000        Freddie Mac, 5.35%, 12/19/07                     4,470,000
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS        $6,715,000
                 (Cost  $6,715,000)

                 MUNICIPAL BONDS - 2.2 %
                 Miscellaneous - 0.6 %
5,120,000   5.30 Iowa Finance Authority Revenue, 7/1/37          $5,120,000
                 Miscellaneous                                   $5,120,000
                 Government - 1.6 %
                 Municipal Government - 0.7 %
2,110,000   5.38 Southern Ute Indian Tribe, 1/1/27               $2,110,000
2,910,000   5.32 Texas State Tax & Revenue Antic, 12/1/27         2,910,000
1,000,000   5.32 Texas State Variable Revenue Taxable, 12/1/26    1,000,000
                                                                 $6,020,000
                 Municipal Development - 0.9 %
7,800,000   5.32 Nassau County New York Industrial Development, 1$7,800,000
                 Total Government                                $13,820,000
                 TOTAL MUNICIPAL BONDS                           $18,940,000
                 (Cost  $18,940,000)

                 TEMPORARY CASH INVESTMENTS - 60.8 %
                 Commercial Paper - 60.8 %
8,900,000        Abbey National Plc, 5.07%, 10/2/07              $8,670,625
3,000,000        Alliance & Leicester Plc., 5.22%, 5/8/07 (144A)  2,984,340
8,615,000        Banco Bilbao Vizcaya, 5.26%, 5/29/07 (144A)      8,543,251
17,590,000       Banco Bilbao Vizcaya, 5.45%, 4/2/07 (144A)       17,590,000
6,300,000        Bank of America Corp., 5.16%, 4/4/07             6,298,194
1,000,000        Bank of America Corp., 5.20%, 4/24/07             996,822
150,000          Bank of America Corp., 5.22%, 6/7/07              148,565
5,000,000        Bank of America Corp., 5.23%, 5/11/07            4,971,671
3,310,000        Bank of America Corp., 5.24%, 5/1/07             3,296,028
1,745,000        Bank of America Corp., 5.25%, 04/2/07            1,745,000
250,000          Bank of America Corp., 5.26%, 04/17/07            249,452
8,955,000        Bank of Ireland, 5.24%, 4/12/07 (144A)           8,941,965
750,000          Bank of Ireland, 5.25%, 4/10/07 (144A)            749,125
568,000          Bank of Ireland, 5.26%, 5/2/07 (144A)             565,510
8,250,000        Barclays U.S. Funding Corp., 5.23%, 4/10/07      8,239,863
1,900,000        Barclays U.S. Funding Corp., 5.24%, 4/23/07      1,894,191
9,000,000        BHP Billiton Financial U.S.A., 5.26%, 4/26/07 (148,968,440
10,000,000       Caisse National Des Caisses D'eparagne
                     Et De Prevoyance, 5.215%, 6/15/07            9,892,803
8,700,000        Citibank N.A, 5.295%, 6/28/07                    8,700,000
9,165,000        Citibank N.A, 5.3%, 4/12/07                      9,165,000
8,660,000        Citibank N.A, 5.31%, 6/4/07                      8,660,000
4,650,000        Citigroup Funding, Inc., 5.235%, 5/22/07         4,616,191
4,500,000        Citigroup Funding, Inc., 5.23%, 4/19/07          4,488,886
14,000,000       Danske Corp., 5.14%, 9/4/07 (144A)               13,690,172
2,265,000        Danske Corp., 5.21%, 4/10/07 (144A)              2,262,378
5,750,000        Danske Corp., 5.25%, 4/11/07 (144A)              5,742,453
4,300,000        Depfa Bank Plc, 5.285%, 5/31/07                  4,300,000
5,000,000        Depfa Bank Plc, 5.105%, 9/21/07 (144A)           4,878,047
10,000,000       Depfa Bank Plc, 5.225%, 6/8/07 (144A)            9,902,757
8,000,000        Depfa Bank Plc, 5.24%, 5/10/07 (144A)            7,955,751
9,000,000        Depfa Bank Plc, 5.33%, 8/21/07                   9,000,000
5,600,000        Depfa Bank Plc, 5.34%, 4/27/07                   5,600,000
9,095,000        Deutsche Bank, 5.37%, 10/12/07                   9,095,000
4,095,000        Deutsche Bank, 5.4%, 1/9/08                      4,095,000
5,000,000        Dexia Delaware LLC, 5.235%, 4/26/07              4,982,550
4,500,000        Dresner U.S. Finance, Inc., 5.2%, 6/26/07        4,444,750
4,300,000        Dresner U.S. Finance, Inc., 5.23%, 6/12/07       4,255,647
4,500,000        Dresner U.S. Finance, Inc., 5.235%, 5/2/07       4,480,369
26,150,000       Dresner U.S. Finance, Inc., 5.255%, 4/17/07      26,092,471
23,000,000       Federal Home Loan Bank, 5.07%, 4/2/07            23,000,000
8,000,000        Fortis Banque Luxemburg, 5.25%, 4/12/07          7,988,333
7,000,000        Fortis Banque Luxemburg, 5.25%, 4/27/07          6,974,510
10,000,000       Fortis Funding LLC, 5.24%, 4/6/07 (144A)         9,994,178
4,350,000        General Electric Capital Corp, 5.22%, 6/14/07    4,303,955
100,000          Goldman Sachs & Co., 5.24%, 5/23/07                99,258
4,400,000        HBOS Treasury Services Plc, 5.235%, 5/2/07       4,380,805
3,910,000        HBOS Treasury Services Plc, 5.24%, 4/24/07       3,897,479
12,580,000       HBOS Treasury Services Plc, 5.24%, 4/5/07        12,574,506
4,550,000        HBOS Treasury Services Plc, 5.25%, 4/12/07       4,543,384
550,000          HBOS Treasury Services Plc, 5.26%, 5/15/07        546,544
8,985,000        ING Funding LLC, 5.2%, 4/5/07                    8,981,080
4,500,000        ING Funding LLC, 5.235%, 4/26/07                 4,484,295
8,700,000        ING Funding LLC, 5.24%, 4/11/07                  8,688,614
4,820,000        Landesbank Baden-Wurttemberg New York, 5.345%, 5/4,819,492
4,750,000        Merrill Lynch & Co., 5.15%, 6/15/07              4,699,715
9,000,000        Morgan Stanley Dean Witter, 5.22%, 6/4/07        8,917,785
10,170,000       National Rural Utility, 5.24%, 4/11/07           10,156,677
8,630,000        National Rural Utility, 5.24%, 4/12/07           8,617,438
4,830,000        Nordea North America, Inc., 5.13%, 7/13/07       4,759,797
9,000,000        Nordea North America, Inc., 5.21%, 6/11/07       8,908,825
9,000,000        Nordea North America, Inc., 5.235%, 4/26/07      8,968,590
4,680,000        Nordea North America, Inc., 5.24%, 4/10/07       4,674,550
15,000,000       Rabobank U.S.A. Financial, 5.38%, 4/2/07         15,000,000
4,930,000        Royal Bank of Scotland Plc, 5.235%, 6/8/07       4,881,967
9,000,000        Societe Generale, 5.155%, 06/8/07                8,916,868
9,000,000        Societe Generale, 5.17%, 4/4/07                  8,997,415
4,000,000        Societe Generale, 5.19%, 4/27/07                 3,985,584
4,450,000        Societe Generale, 5.22%, 5/8/07                  4,426,771
5,665,000        Societe Generale, 5.22%, 5/9/07                  5,634,607
4,100,000        Societe Generale, 5.25%, 4/2/07                  4,100,000
2,965,000        Svenska Handelsbank, 5.24%, 6/22/07              2,930,043
12,250,000       UBS Finance, 5.23%, 6/14/07                      12,120,186
4,000,000        UBS Finance LLC, 5.19%, 8/10/07                  3,925,034
282,000          UBS Finance LLC, 5.205%, 8/3/07                   276,985
8,980,000        UBS Finance LLC, 5.3%, 4/5/07                    8,976,082
4,500,000        UBS Finance, 5.16%, 6/4/07                       4,459,365
9,000,000        Westpac Banking Corp., 5.18%, 5/8/07 (144A)      8,953,380
4,000,000        Westpac Banking Corp., 5.185%, 8/16/07 (144A)    3,921,649
4,390,000        Westpac Banking Corp., 5.215%, 7/11/07 (144A)    4,326,406
4,510,000        Westpac Banking Corp., 5.235%, 4/9/07 (144A)     4,505,409
                                                                 $526,470,828
                 TOTAL TEMPORARY CASH INVESTMENTS                $526,470,828
                 (Cost  $526,470,828)
                 TOTAL INVESTMENT IN SECURITIES - 99.8 %         $864,957,075
                 (Cost  $864,957,075) (a)
                 OTHER ASSETS AND LIABILITIES - 0.2 %            $1,567,377
                 TOTAL NET ASSETS - 100.0 %                      $866,524,452

(144A) Security is exempt from registration under Rule 144A of the Securities
           Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2007, the value of these securities amounted to $227,501,792 or 26.3% of net assets.

(a) At March 31, 2007, cost for federal income tax purposes was $864,957,075.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.